Issued share capital (Tables)	6 Months Ended
Jun. 30, 2020
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Disclosure Of Detailed Information About Issued Share Capital Explanatory

	Six months ended 30 June 2020	Six months ended 30 June 2019	Year ended 31 December 2019
Number of equity ordinary shares	m	m	m
At the beginning of the period	1,328.2	1,332.7	1,332.7
Share cancellations	(32.1)	—	(4.5)
At the end of the period	1,296.1	1,332.7	1,328.2